Real estate properties development completed and under development	12 Months Ended
Dec. 31, 2019
Real estate properties development completed and under development
Real estate properties development completed and under development

5.         Real estate properties development completed and under development

The following summarizes the components of real estate properties development completed and under development at December 31, 2018 and 2019:

	December 31,	December 31,
	2018	2019
	US$	US$
Development completed:
Zhengzhou Century East A	4,000,881	3,913,910
Suzhou International City Garden	1,460,187	1,579,238
Jinan Xinyuan Splendid	4,952,551	5,175,618
Zhengzhou Xin City	14,946,209	11,094,087
Beijing Xindo Park	42,003,855	41,462,271
Suzhou Lake Royal Palace	4,880,245	4,966,527
Xingyang Splendid I	16,616,861	3,201,168
Zhengzhou Thriving Family	14,908,355	11,397,709
Shanghai Yipin Royal Palace	82,320,988	80,709,011
New York Oosten	127,749,947	1,201,783
Chengdu Thriving Family	88,492,260	64,327,235
Sanya Yazhou Bay No.1	31,716,745	6,627,299
Xi’an Metropolitan	48,352,943	43,103,208
Kunshan Royal Palace	8,279,289	5,742,133
Jinan Xin Central	41,158,302	29,175,427
Changsha Xinyuan Splendid	7,340,408	7,540,854
Zhengzhou Fancy City II (South)	151,224	1,263,824
Kunshan Xindo Park	23,673,323	8,251,834
Zhengzhou Xindo Park	13,794,988	8,301,650
Zhengzhou Fancy City I	19,329,493	17,254,407
Henan Xin Central I	36,230,637	14,913,267
Xuzhou Colorful City	—	5,547,620
Henan Xin Central II	—	9,884,003
Zhengzhou International New City I	—	17,458,454
Zhengzhou International New City II	—	17,044,177
Tianjin Spring Royal Palace I	—	19,221,577
Xingyang Splendid Phase II	—	15,283,105
Xingyang Splendid Phase III	—	2,563,122
Real estate properties development completed	632,359,691	458,204,518
Under development:
Current:
Xuzhou Colorful City	49,972,999	—
Xingyang Splendid II	44,074,338	—
Xingyang Splendid III	62,771,683	—
Xingyang Splendid IV	11,743,049	46,472,092
Jinan Royal Palace	328,737,914	223,967,341
Tianjin Spring Royal Palace I	101,091,391	—
Henan Xin Central II	99,196,076	—
Zhengzhou Fancy City II(North)	77,295,404	95,360,634
Zhengzhou International New City I	339,890,348	—
Zhengzhou International New City II	171,711,098	—
Tongzhou Xinyuan Royal Palace	214,011,166	234,987,743
Changsha Mulian Royal Palace	108,637,317	—
XIN Eco Marine Group Properties Sdn Bhd	15,064,162	27,488,080
Hudson Garden Project	106,844,124	123,555,996
Flushing Project	92,821,714	107,304,741
Changsha Furong Thriving Family	39,054,048	15,540,229
Zhengzhou International New City III A	86,999,855	110,507,107
Zhuhai Xin World	102,997,747	153,864,698
Xinyuan Chang’an Royal Palace	144,771,923	157,044,224
Kunshan Xinyu Jiayuan	159,974,516	146,779,965
Zhengzhou International New City Pending Staging	238,835,232	376,230,958
Zhengzhou Hangmei International Wisdom City I	91,069,505	75,943,506
Xinyuan Golden Water View City	428,430,649	438,686,015
Suzhou Galaxy Bay	51,739,509	62,557,317
Xi’an Metropolitan II	5,609,532	5,903,626
Zhengzhou International New City III B	94,547,682	19,164,288
Zhengzhou International New City III C	99,240,244	88,758,649
Zhengzhou International New City III D	42,706,005	8,416,916
Tianjin Spring Royal Palace II	70,891,230	62,093,526
Zhengzhou Fancy City III	89,529,453	79,922,540
Jinan Royal Spring Bay	119,400,947	135,015,228
Suzhou Gusu Shade I (Suzhou New Project)	39,163,694	45,267,243
Wuhan Canglong Royal Palace (Wuhan New Project)	124,701,587	141,707,492
Dalian International Health Technology Town I	33,796,959	85,174,478
Qingdao Royal Dragon Bay	246,387,446	212,457,554
Chengdu Xinyuan City	688,987,085	723,555,656
Zhengzhou International New City IV	176,269,525	220,859,532
Xingyang Splendid V	45,984,974	31,136,007
Xingyang Splendid Building 46	4,836,734	7,997,771
Foshan Xinchuang AI International Science and Technology Innovation Valley	—	225,362,486
	5,049,788,864	4,489,083,638
Profit recognized	348,170,931	301,358,319
Less: progress billings (Note 14)	(1,329,243,487)	(1,536,054,208)
Total real estate properties under development	4,068,716,308	3,254,387,749
Total real estate properties development completed and under development	4,701,075,999	3,712,592,267

As of December 31, 2019, land use rights included in the real estate properties under development totaled US$2,179,888,833 (December 31, 2018: US$2,733,197,585).

As of December 31, 2019, land use rights with an aggregate net book value of US$798,910,332 (December 31, 2018: US$1,046,360,853) was pledged as collateral for certain bank loans and other debts.